Basis Of Presentation	3 Months Ended
Mar. 31, 2011
Basis Of Presentation
Basis of Presentation

(1) Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of MEMC Electronic Materials, Inc. and subsidiaries ("MEMC"), in our opinion, include all adjustments (consisting of normal, recurring items) necessary to present fairly our financial position and results of operations and cash flows for the periods presented. MEMC has presented the unaudited condensed consolidated financial statements in accordance with the Securities and Exchange Commission's ("SEC") requirements of Form 10-Q and Article 10 of Regulation S-X and consequently, these financial statements do not include all disclosures required by U.S. generally accepted accounting principles ("U.S. GAAP"). These unaudited condensed consolidated financial statements should be read in conjunction with our annual report on Form 10-K for the year ended December 31, 2010, which contains MEMC's audited financial statements for such year. Operating results for the three-month period ended March 31, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.

In preparing our financial statements, we use estimates and assumptions that may affect reported amounts and disclosures. Estimates are used when accounting for investments, depreciation, amortization, leases, accrued liabilities including warranties, employee benefits, derivatives, stock based compensation, income taxes, solar energy system installation and related costs, percentage-of-completion on long-term construction contracts, the fair value of assets and liabilities recorded in connection with business combinations, goodwill and asset valuation allowances among others. These estimates and assumptions are based on current facts, historical experience and various other factors that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of revenue, costs and expenses that are not readily apparent from other sources. To the extent there are material differences between the estimates and actual results, our future results of operations would be affected.

New Significant Accounting Policies

Revenue Arrangements with Multiple Deliverables

In October 2009, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2009-13 ("ASU 2009-13"), which updates the current guidance pertaining to multiple-element revenue arrangements included in Accounting Standards Codification ("ASC") Subtopic 605-25. The Company adopted this guidance on January 1, 2011.

SunEdison solar energy system sales and post-system-sale operation and maintenance service contracts are usually negotiated and executed contemporaneously, which we evaluate together as a single arrangement with multiple deliverables in accordance with ASC 605-25, Multiple-Element-Arrangements, as updated by the FASB issued Accounting Standards Update 2009-13. Under ASC 605-25, we allocate revenue for transactions involving multiple elements to each unit of accounting based on its relative selling price, and recognize revenue for each unit of accounting when the revenue recognition criteria have been met.

New Accounting Standards

In April 2010, the FASB issued Accounting Standards Update 2010-17 ("ASU 2010-17"), which updates the current guidance pertaining to the milestone method of revenue recognition included in ASC Topic 605. This guidance was adopted on January 1, 2011 and did not have a material impact on MEMC's financial position or results of operations.

In December, 2010, the FASB issued Accounting Standards Update 2010-28 ("ASU 2010-28") which affects all entities that have recognized goodwill and have one or more reporting units whose carrying amount for purposes of performing Step 1 of the goodwill impairment test is zero or negative. This guidance modifies Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. This guidance is effective for annual reporting periods beginning after December 15, 2010 on a prospective basis. This update was adopted as of January 1, 2011 and did not have a material impact on MEMC's financial position.